NOTE 12: CONVERTIBLE DEBENTURES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Note 12 Convertible Debentures
Gain on revaluation of convertible debentures	$ 890,136	$ 0	$ 0